AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investment

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.0%
Long-Term Municipal Bonds – 96.0%
American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	$145	$158,700

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	102,413

Delaware – 1.6%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2046	1,000	946,044

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	87,334

Guam – 3.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	81,600
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	154,585
5.00%, 10/01/2040	655	667,436
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	686,860
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	391,196

		1,981,677

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	313,306

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	50,406

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	61,675

	Principal Amount (000)	U.S. $ Value

New Jersey – 84.7%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$1,000	$1,049,029
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031	500	546,390
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	500	417,367
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	1,400	1,471,081
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,338,302
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	911,622
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2049	500	412,070
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.298%, 03/01/2032	1,050	1,044,304
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	878	871,528
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,035,941
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,009,562
5.125%, 01/01/2034	500	504,455
5.50%, 01/01/2027	1,000	1,013,715
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,500	2,447,942
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,867,887

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$1,165	$1,157,457
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,620,140
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2052	1,000	899,399
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2017 5.00%, 07/01/2047	1,750	1,767,006
New Jersey Health Care Facilities Financing Authority Series 2016 4.00%, 07/01/2041	2,000	1,917,664
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	1,918,387
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,420,025
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028	1,000	1,051,610
5.00%, 06/15/2029	1,750	1,841,574
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	1,250	1,275,039
Series 2018-A 5.00%, 12/15/2035	1,750	1,853,614
Series 2022 4.00%, 06/15/2050	1,415	1,281,178
Series 2022-A 5.00%, 06/15/2032	1,000	1,126,375
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	714,035
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 5.50%, 07/01/2058(b)	1,000	1,005,943
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,114,451

	Principal Amount (000)	U.S. $ Value

Rutgers The State University of New Jersey Series 2013-L 5.00%, 05/01/2043 (Pre-refunded/ETM)	$1,000	$1,003,011
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	962,566
BAM Series 2022 5.25%, 11/01/2052	1,000	1,049,869
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,675	2,644,709
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003-A 5.25%, 08/15/2023	430	430,683
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	2,975	2,978,798

		50,974,728

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a) (c) (d)	110	60,500
7.00%, 12/15/2043(a) (c) (d)	110	60,500

		121,000

Ohio – 0.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	335	304,201

Puerto Rico – 2.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	56,806
4.00%, 07/01/2033	100	89,386
4.00%, 07/01/2046	100	79,299
5.25%, 07/01/2023	18	17,549
5.625%, 07/01/2029	100	104,174
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	145	145,874
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	253,351
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	155,819
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	100	92,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	270	274,212

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	$104	$77,004
Series 2019-A 4.329%, 07/01/2040	70	63,434
5.00%, 07/01/2058	305	282,216

		1,691,624

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	145	135,939
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (c) (d)	260	91,000

		226,939

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	245	238,977

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	210	216,551
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	100	92,387

		308,938

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(a)	200	193,503

Total Municipal Obligations (cost $59,543,799)		57,761,465

U.S. TREASURY BILLS – 3.3%
United States – 3.3%
U.S. Treasury Bill Zero Coupon, 07/27/2023 (cost $1,962,412)	2,000	1,961,027

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(e) (f) (g) (cost $665,049)	665,049	$665,049

Total Investments – 100.4% (cost $62,171,260)(h)		60,387,541
Other assets less liabilities – (0.4)%		(246,741)

Net Assets – 100.0%		$60,140,800

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$43,177	$—	$43,177
USD	233	01/15/2025	2.585%	CPI#	Maturity	21,451	—	21,451
USD	232	01/15/2025	2.613%	CPI#	Maturity	21,108	—	21,108
USD	870	01/15/2026	CPI#	3.611%	Maturity	(34,261)	—	(34,261)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(25,197)	—	(25,197)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	368,435	—	368,435
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	349,275	—	349,275
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(83,487)	—	(83,487)
USD	530	01/15/2029	CPI#	3.735%	Maturity	1,499	—	1,499
USD	240	01/15/2029	CPI#	3.408%	Maturity	(5,736)	—	(5,736)
USD	225	01/15/2030	1.572%	CPI#	Maturity	38,241	—	38,241
USD	225	01/15/2030	1.587%	CPI#	Maturity	37,940	—	37,940
USD	450	01/15/2031	2.782%	CPI#	Maturity	30,985	—	30,985
USD	370	01/15/2031	2.680%	CPI#	Maturity	29,079	—	29,079

						$792,509	$—	$792,509

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,400	01/15/2027	1 Day SOFR	2.482%	Annual	$(340,120)	$—	$(340,120)
USD	2,450	04/15/2032	1.284%	1 Day SOFR	Annual	476,598	—	476,598

						$136,478	$—	$136,478

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	$152,592	$—	$152,592

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $1,573,109 or 2.6% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,009,841 and gross unrealized depreciation of investments was $(2,711,981), resulting in net unrealized depreciation of $(702,140).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 16.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB New Jersey Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$57,761,465	$—	$57,761,465
U.S. Treasury Bills	—	1,961,027	—	1,961,027
Short-Term Investments	665,049	—	—	665,049

Total Investments in Securities	665,049	59,722,492	—	60,387,541
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	941,190	—	941,190
Centrally Cleared Interest Rate Swaps	—	476,598	—	476,598
Interest Rate Swaps	—	152,592	—	152,592
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(148,681)	—	(148,681)
Centrally Cleared Interest Rate Swaps	—	(340,120)	—	(340,120)

Total	$665,049	$60,804,071	$—	$61,469,120

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,284	$11,238	$11,857	$665	$22